OTHER FINANCIAL DATA - RESTRICTED CASH (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Presentation Of Restricted Cash [Line Items]
Restricted cash	$ 46	$ 24
Restricted Cash and Cash Equivalents, Noncurrent	22	22
Restricted cash, current and noncurrent	68	46
Restricted Cash, Construction Financing [Member] | Sempra Renewables Segment [Member]
Presentation Of Restricted Cash [Line Items]
Restricted cash	35
San Diego Gas and Electric Company and Subsidiary [Member]
Presentation Of Restricted Cash [Line Items]
Restricted cash	10	21
Restricted Cash and Cash Equivalents, Noncurrent	22	22
San Diego Gas and Electric Company and Subsidiary [Member] | Restricted Cash, Operating Requirements [Member] | S D G E Segment [Member]
Presentation Of Restricted Cash [Line Items]
Restricted cash	10	7
Restricted Cash and Cash Equivalents, Noncurrent	22	22
Restricted cash, current and noncurrent	32	29
San Diego Gas and Electric Company and Subsidiary [Member] | Restricted Cash, Power Plant Purchase [Member] | S D G E Segment [Member]
Presentation Of Restricted Cash [Line Items]
Restricted cash		$ 14